Trade receivables - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 23, 2019 EUR (€)	Mar. 29, 2020 CAD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable factored limit | €	€ 20,000,000
Exchange rate of cash received for trade accounts receivable (as a percent)	100.00%
Trade accounts receivable factor fee rate (as a percent)	1.15%
Proceeds from sale of trade accounts receivable		$ 7.8
Trade accounts receivable factor fee expense (less than)		0.1
Trade accounts receivable derecognized but serviced		$ 2.4